Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense	$ 0.0	$ 0.1
Effective income tax rate percent		0.00%	0.00%	0.00%